Income Taxes - Reconciliation of Income Tax Expense Using Statutory Federal Income Tax Rate Compared with Actual Income Tax Expense (Parenthetical) (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	$ (93,039)	$ 0	$ 0
Statutory U.S. Rate	34.00%	34.00%	34.00%